Financial Instruments By Category - Summary of Financial Liabilities (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Accounts payable	$ 155,020,918	$ 201,986,202
Financial liabilities included in other payables and accruals	72,107,680	54,162,984
Bank borrowings	388,870,500	232,280,000
Derivative financial liability	13,752,673	12,954,313
Convertible bond	111,970,384	103,278,429
Financial liabilities	741,722,155	604,661,928
Financial liabilities at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable	155,020,918	201,986,202
Financial liabilities included in other payables and accruals	72,107,680	54,162,984
Bank borrowings	388,870,500	232,280,000
Convertible bond	111,970,384	103,278,429
Financial liabilities	727,969,482	591,707,615
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Derivative financial liability	13,752,673	12,954,313
Financial liabilities	$ 13,752,673	$ 12,954,313